RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 259,515,428		$ 245,105,338
Financial liabilities		231,392,733		216,578,285
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 24,436	103,554,011	$ 23,591	97,990,238
Financial liabilities	25,909	106,534,815	25,109	100,280,203
Net financial asset (liability) position	(1,473)	$ (2,980,804)	(1,518)	$ (2,289,965)
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,162		6,562
Financial liabilities	6,600		5,746
Net financial asset (liability) position	$ 562		$ 816